Quarterly Holdings Report
for
Fidelity SAI High Income Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SAH-NPRT3-0422
1.9901446.100
Corporate Bonds - 92.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.0%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	6,722,000	6,437,563
3.375% 8/15/26	10,538,000	9,808,660
		16,246,223
Energy - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,544,113	7,988,515
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,470,553	5,102,819
		13,091,334
TOTAL CONVERTIBLE BONDS		29,337,557
Nonconvertible Bonds - 91.3%
Aerospace - 5.0%
Allegheny Technologies, Inc.:
4.875% 10/1/29	6,310,000	6,195,347
5.875% 12/1/27	15,448,000	15,742,671
Bombardier, Inc.:
6% 2/15/28 (d)	7,865,000	7,614,264
7.125% 6/15/26 (d)	10,770,000	10,952,228
7.5% 3/15/25 (d)	14,600,000	14,782,500
7.875% 4/15/27 (d)	24,985,000	25,228,104
BWX Technologies, Inc. 4.125% 6/30/28 (d)	12,355,000	12,185,119
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	3,460,000	3,287,000
4.625% 3/1/28 (d)	9,420,000	9,036,794
Moog, Inc. 4.25% 12/15/27 (d)	3,670,000	3,683,029
Science Applications International Corp. 4.875% 4/1/28 (d)	790,000	793,950
TransDigm, Inc.:
4.625% 1/15/29	9,150,000	8,689,389
5.5% 11/15/27	26,230,000	26,361,150
7.5% 3/15/27	2,165,000	2,246,599
		146,798,144
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	5,240,000	4,962,542
3.815% 11/2/27	3,165,000	3,159,461
		8,122,003
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	1,815,000	1,779,390
Broadcasting - 1.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	18,705,000	8,651,063
Sinclair Television Group, Inc. 5.125% 2/15/27 (d)	5,295,000	4,985,772
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	2,950,000	2,828,460
4% 7/15/28 (d)	14,250,000	13,786,875
4.125% 7/1/30 (d)	1,630,000	1,552,950
5.5% 7/1/29 (d)	5,865,000	6,086,609
Tegna, Inc.:
4.625% 3/15/28	2,880,000	2,822,400
5% 9/15/29	1,250,000	1,230,200
Univision Communications, Inc.:
4.5% 5/1/29 (d)	3,270,000	3,238,739
6.625% 6/1/27 (d)	4,385,000	4,625,583
		49,808,651
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	6,735,000	6,783,290
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	4,035,000	3,950,265
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	2,430,000	2,348,753
6% 12/1/29 (d)	2,340,000	2,272,865
		15,355,173
Cable/Satellite TV - 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	9,155,000	8,733,687
4.5% 8/15/30 (d)	11,455,000	11,168,625
4.5% 5/1/32	13,965,000	13,458,769
4.5% 6/1/33 (d)	5,840,000	5,554,424
4.75% 3/1/30 (d)	4,235,000	4,202,369
CSC Holdings LLC:
4.125% 12/1/30 (d)	3,100,000	2,837,089
4.625% 12/1/30 (d)	13,805,000	12,286,450
5.375% 2/1/28 (d)	8,940,000	8,966,284
5.75% 1/15/30 (d)	2,835,000	2,671,364
7.5% 4/1/28 (d)	6,245,000	6,455,706
Dolya Holdco 18 DAC 5% 7/15/28 (d)	3,240,000	3,053,700
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	8,455,000	8,139,459
6.5% 9/15/28 (d)	12,800,000	12,352,000
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	5,400,000	5,508,000
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	9,390,000	8,907,683
Ziggo BV 4.875% 1/15/30 (d)	5,485,000	5,306,738
		119,602,347
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (d)	3,375,000	3,307,500
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	15,690,000	15,886,125
		19,193,625
Chemicals - 3.5%
Axalta Coating Systems LLC 3.375% 2/15/29 (d)	5,785,000	5,329,431
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	6,265,000	6,436,520
CVR Partners LP 6.125% 6/15/28 (d)	3,445,000	3,500,843
Element Solutions, Inc. 3.875% 9/1/28 (d)	5,075,000	4,872,000
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	9,215,000	8,616,025
7% 12/31/27 (d)	950,000	859,750
LSB Industries, Inc. 6.25% 10/15/28 (d)	6,270,000	6,364,050
Methanex Corp.:
5.125% 10/15/27	7,735,000	7,834,627
5.65% 12/1/44	4,475,000	4,273,625
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	2,950,000	2,809,875
5.25% 6/1/27 (d)	5,160,000	5,210,207
Nufarm Australia Ltd. 5% 1/27/30 (d)	4,705,000	4,681,475
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)	4,195,000	4,006,057
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	2,910,000	2,917,275
The Chemours Co. LLC:
4.625% 11/15/29 (d)	7,380,000	7,029,450
5.75% 11/15/28 (d)	17,495,000	17,764,073
Valvoline, Inc. 4.25% 2/15/30 (d)	3,135,000	3,028,191
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	7,010,000	6,764,650
		102,298,124
Consumer Products - 0.5%
Central Garden & Pet Co. 4.125% 10/15/30	160,000	153,800
Diamond BC BV 4.625% 10/1/29 (d)	7,015,000	6,576,843
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	2,715,000	2,614,355
7.875% 5/1/29 (d)	2,090,000	1,912,350
Nordstrom, Inc.:
4.25% 8/1/31	3,095,000	2,861,885
4.375% 4/1/30	2,065,000	1,934,678
		16,053,911
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)	280,000	277,816
5.25% 8/15/27 (d)	2,100,000	2,058,000
5.25% 8/15/27 (d)	2,105,000	2,062,900
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,645,000	1,579,200
OI European Group BV 4.75% 2/15/30 (d)	3,885,000	3,773,520
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	6,325,000	6,376,359
8.5% 8/15/27 (d)	5,520,000	5,693,328
		21,821,123
Diversified Financial Services - 3.0%
Coinbase Global, Inc. 3.375% 10/1/28 (d)	8,610,000	7,721,362
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	6,075,000	5,774,561
4.75% 9/15/24	2,565,000	2,601,885
5.25% 5/15/27	39,845,000	39,994,419
6.25% 5/15/26	5,305,000	5,453,540
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)	2,825,000	2,750,251
4.75% 6/15/29 (d)	5,715,000	5,593,042
OneMain Finance Corp.:
3.5% 1/15/27	6,185,000	5,891,213
3.875% 9/15/28	10,608,000	9,879,549
6.125% 3/15/24	2,080,000	2,178,800
7.125% 3/15/26	1,245,000	1,368,671
		89,207,293
Diversified Media - 0.9%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	11,175,000	11,091,188
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	3,285,000	3,063,263
5.625% 10/1/28 (d)	4,085,000	4,078,464
5.875% 10/1/30 (d)	2,910,000	2,915,325
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	4,800,000	5,066,400
		26,214,640
Energy - 13.9%
Apache Corp.:
4.25% 1/15/30	1,415,000	1,431,980
4.375% 10/15/28	1,615,000	1,662,158
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	5,165,000	4,932,575
Cheniere Energy, Inc. 4.625% 10/15/28	5,735,000	5,821,025
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	15,675,000	15,596,625
7% 6/15/25 (d)	13,325,000	13,424,938
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	3,165,000	3,216,431
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	9,145,000	9,088,758
6.75% 3/1/29 (d)	7,175,000	7,381,568
7.5% 5/15/25 (d)	1,380,000	1,403,736
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	23,130,000	23,187,825
5.75% 4/1/25	7,350,000	7,405,125
6% 2/1/29 (d)	21,445,000	21,605,838
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	660,000	666,217
CVR Energy, Inc.:
5.25% 2/15/25 (d)	8,050,000	7,768,250
5.75% 2/15/28 (d)	13,550,000	13,008,000
Delek Logistics Partners LP 7.125% 6/1/28 (d)	6,925,000	7,025,413
DT Midstream, Inc. 4.125% 6/15/29 (d)	3,150,000	3,107,444
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	2,400,000	2,482,968
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,230,000	1,262,841
EQM Midstream Partners LP 6.5% 7/1/27 (d)	2,710,000	2,831,950
EQT Corp.:
3.9% 10/1/27	1,615,000	1,625,950
5% 1/15/29	2,425,000	2,552,313
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	3,940,000	4,070,138
Harvest Midstream I LP 7.5% 9/1/28 (d)	5,540,000	5,769,744
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,940,000	1,872,100
5.125% 6/15/28 (d)	2,990,000	3,046,780
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	1,415,000	1,443,300
6.25% 11/1/28 (d)	1,415,000	1,468,063
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	4,540,000	4,418,373
MEG Energy Corp.:
5.875% 2/1/29 (d)	1,335,000	1,356,694
7.125% 2/1/27 (d)	1,870,000	1,947,512
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	26,020,000	24,328,700
6.75% 9/15/25 (d)	21,990,000	20,835,525
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	18,810,000	19,110,960
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23	4,180,000	4,074,246
Occidental Petroleum Corp.:
6.125% 1/1/31	8,295,000	9,574,504
6.45% 9/15/36	2,755,000	3,346,499
6.625% 9/1/30	3,965,000	4,652,967
7.5% 5/1/31	10,515,000	12,990,231
7.875% 9/15/31	850,000	1,073,125
8.875% 7/15/30	3,580,000	4,640,289
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)	20,505,000	19,992,375
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	2,030,000	2,024,925
4.95% 7/15/29 (d)	3,265,000	3,354,788
6.875% 4/15/40 (d)	1,200,000	1,272,000
SM Energy Co.:
5.625% 6/1/25	3,815,000	3,786,388
6.5% 7/15/28	3,730,000	3,853,090
6.75% 9/15/26	1,135,000	1,146,350
Southwestern Energy Co. 4.75% 2/1/32	3,165,000	3,159,651
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	2,415,000	2,364,213
5.875% 3/15/28	2,370,000	2,457,240
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	1,765,000	1,767,648
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	9,365,000	8,952,940
6% 3/1/27 (d)	23,434,000	23,842,220
6% 12/31/30 (d)	10,185,000	9,726,675
6% 9/1/31 (d)	3,460,000	3,296,342
7.5% 10/1/25 (d)	825,000	867,694
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)	2,370,000	2,359,098
4.875% 2/1/31	4,005,000	4,185,225
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	2,625,700	2,524,663
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	539,999	542,699
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	1,450,550	1,428,792
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	2,165,000	2,100,050
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	597,500	591,525
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	2,882,729	2,781,834
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	5,035,000	5,026,138
4.125% 8/15/31 (d)	4,985,000	5,017,355
		406,931,596
Environmental - 0.7%
Madison IAQ LLC:
4.125% 6/30/28 (d)	8,080,000	7,696,200
5.875% 6/30/29 (d)	10,405,000	9,616,353
Stericycle, Inc. 3.875% 1/15/29 (d)	3,860,000	3,667,000
		20,979,553
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	18,310,000	17,287,570
4.875% 2/15/30 (d)	4,790,000	4,879,813
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	3,235,000	2,976,200
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	1,280,000	1,206,170
		26,349,753
Food/Beverage/Tobacco - 3.0%
C&S Group Enterprises LLC 5% 12/15/28 (d)	11,595,000	10,640,500
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	7,235,000	7,673,441
6.5% 4/15/29 (d)	14,615,000	15,875,544
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	8,765,000	8,658,987
Performance Food Group, Inc. 5.5% 10/15/27 (d)	3,985,000	4,076,894
Post Holdings, Inc.:
4.625% 4/15/30 (d)	5,315,000	5,122,331
5.5% 12/15/29 (d)	6,505,000	6,685,514
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	8,480,000	8,094,838
TreeHouse Foods, Inc. 4% 9/1/28	2,985,000	2,790,975
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	13,505,000	12,660,938
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	1,555,000	1,512,238
4.75% 2/15/29 (d)	3,240,000	3,179,898
		86,972,098
Gaming - 2.0%
Affinity Gaming LLC 6.875% 12/15/27 (d)	7,425,000	7,536,375
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	4,490,000	4,298,737
8.125% 7/1/27 (d)	5,195,000	5,591,119
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	6,345,000	6,165,437
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	6,995,000	7,266,056
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	1,800,000	1,818,000
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (d)	2,320,000	2,189,500
5.75% 7/21/28 (d)	3,540,000	3,398,400
MGM Resorts International:
4.75% 10/15/28	160,000	158,694
5.5% 4/15/27	160,000	164,910
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	5,135,000	4,839,275
5.875% 9/1/31 (d)	2,450,000	2,308,954
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	3,530,000	3,472,885
Wynn Macau Ltd.:
4.875% 10/1/24 (d)	3,890,000	3,699,779
5.5% 10/1/27 (d)	3,065,000	2,850,450
5.625% 8/26/28 (d)	2,130,000	1,922,325
		57,680,896
Healthcare - 9.2%
180 Medical, Inc. 3.875% 10/15/29 (d)	5,090,000	4,950,025
AMN Healthcare 4% 4/15/29 (d)	6,780,000	6,727,116
Avantor Funding, Inc. 3.875% 11/1/29 (d)	8,195,000	7,867,200
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)	4,255,000	4,033,059
5% 1/30/28 (d)	6,405,000	5,396,213
7% 1/15/28 (d)	8,650,000	7,752,563
Cano Health, Inc. 6.25% 10/1/28 (d)	4,105,000	3,940,800
Catalent Pharma Solutions 3.5% 4/1/30 (d)	8,350,000	7,817,688
Centene Corp.:
3.375% 2/15/30	5,300,000	5,200,625
4.625% 12/15/29	3,110,000	3,233,840
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	2,055,000	1,982,459
4.25% 5/1/28 (d)	570,000	566,979
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	7,440,000	7,114,500
5.25% 5/15/30 (d)(e)	7,030,000	6,999,771
5.625% 3/15/27 (d)	13,235,000	13,306,601
6% 1/15/29 (d)	7,910,000	8,055,465
6.125% 4/1/30 (d)	6,175,000	5,879,866
6.875% 4/15/29 (d)	7,225,000	7,143,719
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	3,165,000	3,133,350
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)	9,140,000	8,892,214
Embecta Corp. 5% 2/15/30 (d)(e)	2,055,000	2,057,569
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	5,895,000	5,865,525
HealthEquity, Inc. 4.5% 10/1/29 (d)	11,050,000	10,801,375
Hologic, Inc.:
3.25% 2/15/29 (d)	3,000,000	2,842,500
4.625% 2/1/28 (d)	115,000	119,313
Jazz Securities DAC 4.375% 1/15/29 (d)	13,655,000	13,482,264
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)(e)	3,080,000	3,072,300
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	1,740,000	1,685,312
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	2,555,000	2,519,869
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (d)	5,870,000	5,656,919
5.25% 10/1/29 (d)	3,055,000	2,970,988
Option Care Health, Inc. 4.375% 10/31/29 (d)	6,165,000	6,006,683
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	17,145,000	16,871,023
5.125% 4/30/31 (d)	725,000	725,000
Radiology Partners, Inc. 9.25% 2/1/28 (d)	4,830,000	4,805,850
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	8,065,000	7,834,906
Teleflex, Inc. 4.25% 6/1/28 (d)	1,150,000	1,141,065
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	7,215,000	6,955,963
4.375% 1/15/30 (d)	10,385,000	10,007,599
4.625% 6/15/28 (d)	23,200,000	22,980,528
6.125% 10/1/28 (d)	13,060,000	13,102,706
6.25% 2/1/27 (d)	2,145,000	2,194,785
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	4,515,000	4,565,794
Vizient, Inc. 6.25% 5/15/27 (d)	480,000	492,000
		268,751,889
Homebuilders/Real Estate - 3.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	1,850,000	1,822,250
Howard Hughes Corp.:
4.125% 2/1/29 (d)	2,295,000	2,206,023
4.375% 2/1/31 (d)	2,295,000	2,183,119
Kennedy-Wilson, Inc. 4.75% 2/1/30	8,275,000	8,130,188
Railworks Holdings LP 8.25% 11/15/28 (d)	5,425,000	5,625,725
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	9,945,000	9,768,974
TopBuild Corp. 4.125% 2/15/32 (d)	7,630,000	7,392,249
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	18,130,000	17,576,491
6.5% 2/15/29 (d)	52,735,000	49,886,753
		104,591,772
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	4,955,000	4,701,948
3.75% 5/1/29 (d)	910,000	886,686
4% 5/1/31 (d)	3,030,000	2,977,763
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	2,600,000	2,579,720
		11,146,117
Insurance - 1.2%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	9,260,000	9,005,350
6.75% 10/15/27 (d)	17,520,000	17,316,418
AmWINS Group, Inc. 4.875% 6/30/29 (d)	8,215,000	8,040,431
AssuredPartners, Inc. 5.625% 1/15/29 (d)	2,640,000	2,454,250
		36,816,449
Leisure - 3.1%
Carnival Corp.:
4% 8/1/28 (d)	7,500,000	7,134,600
5.75% 3/1/27 (d)	13,755,000	13,204,800
6% 5/1/29 (d)	9,745,000	9,374,690
6.65% 1/15/28	660,000	656,535
7.625% 3/1/26 (d)	14,705,000	14,999,100
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	7,345,000	6,741,241
5.875% 3/15/26 (d)	1,655,000	1,576,388
NCL Finance Ltd. 6.125% 3/15/28 (d)	1,255,000	1,186,854
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	9,305,000	8,681,798
5.375% 7/15/27 (d)	2,955,000	2,855,712
5.5% 8/31/26 (d)	9,230,000	8,999,250
5.5% 4/1/28 (d)	10,950,000	10,624,676
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	1,410,000	1,378,275
Voc Escrow Ltd. 5% 2/15/28 (d)	2,810,000	2,726,993
		90,140,912
Metals/Mining - 0.7%
ERO Copper Corp. 6.5% 2/15/30 (d)	8,095,000	7,973,575
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	8,255,000	8,770,938
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)	3,170,000	3,189,813
4.5% 9/15/27 (d)	85,000	87,065
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	1,300,000	1,279,746
		21,301,137
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)	4,365,000	4,157,663
Glatfelter Corp. 4.75% 11/15/29 (d)	2,595,000	2,615,371
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	5,240,000	5,174,500
SPA Holdings 3 OY 4.875% 2/4/28 (d)	7,355,000	7,088,749
		19,036,283
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	10,705,000	10,142,988
Restaurants - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	3,565,000	3,300,014
Yum! Brands, Inc. 4.625% 1/31/32	5,265,000	5,239,833
		8,539,847
Services - 6.0%
ADT Corp. 4.125% 8/1/29 (d)	5,665,000	5,328,612
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	14,560,000	14,313,790
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (d)	8,115,000	7,692,249
6.625% 7/15/26 (d)	1,405,000	1,442,745
APX Group, Inc. 6.75% 2/15/27 (d)	2,435,000	2,500,575
Aramark Services, Inc. 5% 2/1/28 (d)	8,040,000	7,979,700
ASGN, Inc. 4.625% 5/15/28 (d)	2,880,000	2,877,120
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	7,060,000	6,778,941
4.625% 6/1/28 (d)	6,075,000	5,742,272
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	16,040,000	15,742,137
4% 7/1/29 (d)	1,365,000	1,347,938
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	13,585,000	12,769,900
CoreCivic, Inc.:
4.75% 10/15/27	4,475,000	4,007,452
8.25% 4/15/26	19,093,000	19,952,185
Fair Isaac Corp. 4% 6/15/28 (d)	3,875,000	3,836,250
Gartner, Inc.:
3.625% 6/15/29 (d)	1,935,000	1,876,950
3.75% 10/1/30 (d)	2,565,000	2,488,050
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	10,705,000	10,957,906
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	11,055,000	11,013,544
PowerTeam Services LLC 9.033% 12/4/25 (d)	1,215,000	1,242,338
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (d)	160,000	148,838
5.75% 4/15/26 (d)	160,000	165,824
Service Corp. International:
4% 5/15/31	3,840,000	3,720,202
5.125% 6/1/29	3,645,000	3,818,138
Sotheby's 7.375% 10/15/27 (d)	8,005,000	8,316,635
The GEO Group, Inc. 6% 4/15/26	3,015,000	2,479,838
TriNet Group, Inc. 3.5% 3/1/29 (d)	7,090,000	6,732,806
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	10,290,000	10,418,625
		175,691,560
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	3,150,000	3,126,375
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	5,750,000	5,691,810
		8,818,185
Super Retail - 1.4%
Bath & Body Works, Inc.:
5.25% 2/1/28	745,000	782,250
6.625% 10/1/30 (d)	1,100,000	1,180,509
6.694% 1/15/27	2,260,000	2,536,850
Carvana Co.:
4.875% 9/1/29 (d)	1,900,000	1,688,891
5.5% 4/15/27 (d)	4,195,000	3,907,223
5.625% 10/1/25 (d)	4,830,000	4,582,366
5.875% 10/1/28 (d)	1,055,000	991,689
EG Global Finance PLC:
6.75% 2/7/25 (d)	5,310,000	5,292,079
8.5% 10/30/25 (d)	4,610,000	4,673,733
Levi Strauss & Co. 3.5% 3/1/31 (d)	5,020,000	4,846,609
The William Carter Co. 5.625% 3/15/27 (d)	2,315,000	2,369,981
Wolverine World Wide, Inc. 4% 8/15/29 (d)	7,220,000	6,935,713
		39,787,893
Technology - 6.6%
Acuris Finance U.S. 5% 5/1/28 (d)	13,765,000	13,162,781
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	7,870,000	7,431,562
6.125% 12/1/28 (d)	7,275,000	7,065,844
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	4,970,000	4,767,125
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	2,780,000	2,651,981
4.875% 7/1/29 (d)	2,630,000	2,505,075
CommScope, Inc.:
4.75% 9/1/29 (d)	2,685,000	2,572,042
6% 3/1/26 (d)	7,425,000	7,519,598
7.125% 7/1/28 (d)	4,745,000	4,424,713
8.25% 3/1/27 (d)	1,450,000	1,418,651
Elastic NV 4.125% 7/15/29 (d)	8,258,000	7,721,230
Gartner, Inc. 4.5% 7/1/28 (d)	3,380,000	3,444,964
II-VI, Inc. 5% 12/15/29 (d)	8,360,000	8,343,698
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	10,380,000	10,431,900
MicroStrategy, Inc. 6.125% 6/15/28 (d)	4,480,000	4,278,400
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	7,405,000	8,040,793
Open Text Corp.:
3.875% 2/15/28 (d)	3,350,000	3,282,933
3.875% 12/1/29 (d)	7,930,000	7,615,813
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	6,090,000	5,949,382
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	9,005,000	8,403,556
5.375% 12/1/28 (d)	45,340,000	42,279,550
Roblox Corp. 3.875% 5/1/30 (d)	7,935,000	7,677,113
Sensata Technologies BV 4% 4/15/29 (d)	2,690,000	2,643,517
TTM Technologies, Inc. 4% 3/1/29 (d)	19,310,000	18,453,215
Twilio, Inc. 3.875% 3/15/31	2,280,000	2,183,100
		194,268,536
Telecommunications - 12.0%
Altice Financing SA:
5% 1/15/28 (d)	14,540,000	13,526,271
5.75% 8/15/29 (d)	22,680,000	21,187,996
Altice France Holding SA 6% 2/15/28 (d)	13,225,000	12,067,813
Altice France SA:
5.125% 1/15/29 (d)	15,640,000	14,545,200
5.125% 7/15/29 (d)	11,050,000	10,231,195
5.5% 1/15/28 (d)	8,890,000	8,480,171
5.5% 10/15/29 (d)	8,785,000	8,325,457
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	45,407,000	47,166,521
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	6,375,000	5,977,583
5.625% 9/15/28 (d)	5,625,000	5,369,006
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,805,000	1,748,955
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	10,910,000	10,800,900
5.875% 10/15/27 (d)	16,425,000	16,912,823
5.875% 11/1/29	5,490,000	5,285,827
6% 1/15/30 (d)	4,485,000	4,328,922
6.75% 5/1/29 (d)	8,015,000	8,035,038
Intelsat Jackson Holdings SA 6.5% 1/27/30 (c)(d)	6,375,000	6,375,000
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	4,300,000	3,913,000
4.25% 7/1/28 (d)	10,240,000	9,769,477
4.625% 9/15/27 (d)	11,140,000	11,085,414
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	17,720,000	16,238,254
5.125% 12/15/26 (d)	11,385,000	11,461,393
6.875% 1/15/28	2,785,000	2,979,950
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)	1,115,000	1,048,435
SBA Communications Corp. 3.125% 2/1/29	3,175,000	2,958,941
Sprint Capital Corp.:
6.875% 11/15/28	10,960,000	13,036,920
8.75% 3/15/32	10,165,000	14,154,763
Telecom Italia Capital SA:
6% 9/30/34	2,450,000	2,413,250
7.2% 7/18/36	3,495,000	3,704,700
7.721% 6/4/38	770,000	835,104
Uniti Group, Inc.:
6% 1/15/30 (d)	10,770,000	9,854,550
7.875% 2/15/25 (d)	3,140,000	3,270,310
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)	10,835,000	10,293,358
5.5% 5/15/29 (d)	3,515,000	3,581,959
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	7,660,000	7,104,650
Windstream Escrow LLC 7.75% 8/15/28 (d)	16,475,000	16,614,214
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	2,970,000	2,804,304
6.125% 3/1/28 (d)	3,330,000	3,141,522
		350,629,146
Textiles/Apparel - 0.4%
Foot Locker, Inc. 4% 10/1/29 (d)	12,150,000	11,716,002
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	1,110,000	1,064,213
		12,780,215
Transportation Ex Air/Rail - 0.5%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	1,865,000	1,906,963
Seaspan Corp. 5.5% 8/1/29 (d)	12,555,000	12,416,644
		14,323,607
Utilities - 3.3%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	2,280,000	2,146,552
4.75% 3/15/28 (d)	1,150,000	1,183,730
DCP Midstream Operating LP 5.125% 5/15/29	1,070,000	1,134,200
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,720,000	3,840,900
InterGen NV 7% 6/30/23 (d)	11,700,000	11,466,000
NRG Energy, Inc.:
3.375% 2/15/29 (d)	4,910,000	4,535,686
3.625% 2/15/31 (d)	2,555,000	2,369,763
5.25% 6/15/29 (d)	3,195,000	3,287,655
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	4,313,434	4,572,240
PG&E Corp.:
5% 7/1/28	11,590,000	11,590,000
5.25% 7/1/30	22,130,000	21,940,346
Pike Corp. 5.5% 9/1/28 (d)	19,795,000	19,349,613
Vistra Operations Co. LLC:
5% 7/31/27 (d)	5,180,000	5,220,922
5.625% 2/15/27 (d)	3,925,000	4,003,618
		96,641,225
TOTAL NONCONVERTIBLE BONDS		2,678,576,081
TOTAL CORPORATE BONDS (Cost $2,822,733,593)		2,707,913,638

Common Stocks - 1.7%
	Shares	Value ($)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (f)	202,300	2,917,166
Energy - 0.6%
California Resources Corp. warrants 10/27/24	4,104	61,560
Jonah Energy Parent LLC (c)(f)	186,341	11,972,409
Mesquite Energy, Inc. (c)(f)	187,126	6,732,793
TOTAL ENERGY		18,766,762
Food & Drug Retail - 0.9%
Southeastern Grocers, Inc. (b)(c)(f)	1,082,668	24,717,310
Gaming - 0.1%
Caesars Entertainment, Inc. (f)	25,399	1,933,880
Telecommunications - 0.0%
GTT Communications, Inc. rights (c)(f)	366,387	366,387
TOTAL COMMON STOCKS (Cost $41,374,720)		48,701,505

Bank Loan Obligations - 4.0%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (g)(h)(i)	10,073,473	4,083,988
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (g)(h)(i)	4,214,411	4,187,312
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(g)(h)(i)	4,908,500	4,822,601
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (g)(h)(i)	5,275,000	5,265,136
TOTAL CHEMICALS		10,087,737
Consumer Products - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (g)(h)(i)	3,127,143	3,080,236
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (g)(h)(i)	5,308,659	5,289,972
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (g)(h)(i)	3,641,624	3,628,805
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(h)(i)(j)(k)	3,470,000	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(h)(i)(j)(k)	1,480,000	0
TOTAL ENERGY		8,918,777
Gaming - 0.3%
Golden Nugget LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (g)(h)(i)	8,690,174	8,713,724
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/13/29 (g)(h)(i)	825,000	827,409
TOTAL GAMING		9,541,133
Healthcare - 0.4%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (g)(h)(i)	244,380	244,380
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (g)(h)(i)	9,582,019	9,584,990
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (g)(h)(i)	2,809,773	2,770,689
TOTAL HEALTHCARE		12,600,059
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.017% 4/25/25 (g)(h)(i)	6,312,294	6,237,998
Leisure - 0.4%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (g)(h)(i)	12,165,000	12,104,175
Services - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (g)(h)(i)	245,000	247,450
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (h)(i)(k)	140,299	139,861
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (h)(i)(k)	894,403	891,612
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (h)(i)(k)	140,299	139,861
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (g)(h)(i)	3,182,025	3,171,938
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (g)(h)(i)	425,000	426,993
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (g)(h)(i)	4,295,000	4,289,631
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (g)(h)(i)	947,558	927,622
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (g)(h)(i)	572,376	569,754
TOTAL SERVICES		10,804,722
Technology - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (g)(h)(i)	2,275,000	2,273,863
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 4/4/26 (g)(h)(i)	3,087,105	3,030,518
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (g)(h)(i)	2,994,912	2,963,705
TOTAL TECHNOLOGY		8,268,086
Telecommunications - 0.8%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (g)(h)(i)	13,526,933	11,606,109
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (h)(i)(l)	6,972,238	6,972,238
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.863% 4/30/27 (g)(h)(i)	5,582,813	5,556,294
TOTAL TELECOMMUNICATIONS		24,134,641
Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (g)(h)(i)	3,102,127	3,040,084
TOTAL BANK LOAN OBLIGATIONS (Cost $118,758,833)		117,088,948

Fixed-Income Funds - 0.1%
	Shares	Value ($)
Fidelity Direct Lending Fund, LP (b)(c)(m) (Cost $2,751,646)	275,165	2,751,646

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (n)	7,789,160	7,790,718
Fidelity Securities Lending Cash Central Fund 0.08% (n)(o)	31,647,185	31,650,350
TOTAL MONEY MARKET FUNDS (Cost $39,441,068)		39,441,068

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,025,059,860)	2,915,896,805
NET OTHER ASSETS (LIABILITIES) - 0.6%	16,166,095
NET ASSETS - 100.0%	2,932,062,900

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,560,290 or 1.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,265,576,702 or 77.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Non-income producing - Security is in default.
(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,162,040 and $1,162,040, respectively.

(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 1/31/22	2,751,647
Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 1/18/22	8,649,984
Mesquite Energy, Inc. 15% 7/15/23	6/25/21 - 1/18/22	5,514,573
Southeastern Grocers, Inc.	6/25/21	20,137,625

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	1,644,330,751	1,636,540,033	49,901	-	-	7,790,718	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	154,837,555	123,187,205	87,301	-	-	31,650,350	0.1%
Total	-	1,799,168,306	1,759,727,238	137,202	-	-	39,441,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	2,751,646	-	7,399	-	-	2,751,646
	-	2,751,646	-	7,399	-	-	2,751,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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